Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Interest receivable		¥ 346,994		¥ 276,316
Deposits with third-party payment channels	[1]	242,863		241,719
Advance to suppliers	[2]	81,821		68,986
Input VAT	[3]	58,058		78,657
Deferred platform commission cost		32,004		37,690
Prepaid service fee and issuance fee		26,172		42,530
Others		31,794		29,174
Prepaid expenses and other current assets		¥ 819,706	$ 118,846	¥ 775,072

[1]	Deposits with third-party payment channels are mainly the cash deposited in certain third-party payment channels by the Group for the broadcasters and the gift recipients who received the virtual items in the value-added service to withdraw their revenue sharing and the customer payment to the Group’s account through the third-party payment channels.
[2]	Advance to suppliers were primarily for advertising fees and related service fees.
[3]	Input VAT mainly occurred from the purchasing of goods or other services, property and equipment and advertising activities. It is subject to verification by related tax authorities before offsetting the VAT output.